LEASES	12 Months Ended
Jun. 30, 2024
Leases [Abstract]
LEASES

NOTE 14 — LEASES

We have operating and finance leases for datacenters, corporate offices, research and development facilities, Microsoft Experience Centers, and certain equipment. Our leases have remaining lease terms of less than 1 year to 17 years, some of which include options to extend the leases for up to 5 years, and some of which include options to terminate the leases within 1 year.

The components of lease expense were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Operating lease cost	$3,555	$2,875	$2,461

Finance lease cost:
Amortization of right-of-use assets	$1,800	$1,352	$980
Interest on lease liabilities	734	501	429

Total finance lease cost	$2,534	$1,853	$1,409

Supplemental cash flow information related to leases was as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$3,550	$2,706	$2,368
Operating cash flows from finance leases	734	501	429
Financing cash flows from finance leases	1,286	1,056	896

Right-of-use assets obtained in exchange for lease obligations:
Operating leases	6,703	3,514	5,268
Finance leases	11,633	3,128	4,234

Supplemental balance sheet information related to leases was as follows:

(In millions, except lease term and discount rate)

June 30,	2024	2023

Operating Leases

Operating lease right-of-use assets	$18,961	$14,346

Other current liabilities	$3,580	$2,409
Operating lease liabilities	15,497	12,728

Total operating lease liabilities	$19,077	$15,137

Finance Leases

Property and equipment, at cost	$32,248	$20,538
Accumulated depreciation	(6,386)	(4,647)

Property and equipment, net	$25,862	$15,891

Other current liabilities	$2,349	$1,197
Other long-term liabilities	24,796	15,870

Total finance lease liabilities	$27,145	$17,067

Weighted Average Remaining Lease Term

Operating leases	7 years	8 years
Finance leases	12 years	11 years

Weighted Average Discount Rate

Operating leases	3.3%	2.9%
Finance leases	3.9%	3.4%

The following table outlines maturities of our lease liabilities as of June 30, 2024:

(In millions)

Year Ending June 30,	Operating Leases	Finance Leases

2025	$4,124	$3,311
2026	3,549	3,021
2027	2,981	3,037
2028	2,405	3,026
2029	1,924	2,638
Thereafter	6,587	19,116

Total lease payments	21,570	34,149
Less imputed interest	(2,493)	(7,004)

Total	$19,077	$27,145

As of June 30, 2024, we had additional operating and finance leases, primarily for datacenters, that had not yet commenced of $8.6 billion and $108.4 billion, respectively. These operating and finance leases will commence between fiscal year 2025 and fiscal year 2030 with lease terms of 1 year to 20 years.